Debt Securities by Contractual Maturities (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Available-for-sale Securities, Debt Maturities [Abstract]
Within 1 year, Amortized Cost	$ 481
Within 1 year, Fair Value	471
After 1 but within 5 years, Amortized Cost	49,617
After 1 but within 5 years, Fair Value	49,789
After 5 but within 10 years, Amortized Cost	11,764
After 5 but within 10 years, Fair Value	11,665
After 10 years, Amortized Cost	41,194
After 10 years, Fair Value	41,129
Available-for-Sale Securities, Debt Maturities, excluding Mortgage-Backed Securities, Amortized Cost	103,056
Available-for-Sale Securities, Debt Maturities, excluding Mortgage-Backed Securities, Fair Value	103,054
Mortgage-backed securities, Amortized Cost	72,364
Mortgage-backed securities, Fair Value	72,078
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	175,420
Available-for-sale Securities, Debt Maturities, Fair Value	$ 175,132